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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Khimmara Greer

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Semi-Annual Report

May 31, 2022

(Unaudited)

LYRICAL FUNDS	May 31, 2022
LETTER TO SHAREHOLDERS	(Unaudited)

Dear Fellow Shareholders,

Enclosed is the Semi-Annual Report to shareholders of Lyrical U.S. Value Equity Fund (the “Equity Fund”) and Lyrical International Value Equity Fund (the “International Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity

In the last six months, inflation and recession fears have cause the S&P 500 to sell off. Our value approach outperformed over this period, muting most of the losses of the broad market. The Equity Fund has benefited from value investing’s return to outperformance. Value stocks seem to have bottomed in March 2020, and we believe a new upcycle is underway. Despite significant gains, we believe the valuation metrics for value stocks remain attractive, and the valuation spread versus the S&P 500 is historically wide. Past value upcycles have lasted between six to twelve years, so, given that history and today’s wide valuation spread, we believe it is still early in the value upcycle and there should be many more good years ahead for value stocks.

Since its launch on February 4, 2013 through May 31, 2022, the Equity Fund’s Institutional Class has produced a cumulative total return of +179.41%, compared to the +231.3% cumulative total return for the S&P 500® Index (the “S&P 500”). For the six months ended May 31, 2022, the Equity Fund’s Institutional Class produced a total return of -2.2% compared to the total return for the S&P 500 of -8.8%. For the six months ended May 31, 2022, the three positions that most positively impacted performance were Suncor Energy Inc. (SU), Cigna Corporation (CI), and NRG Energy, Inc. (NRG) with contributions of 256 basis points (bps) (up 70%), 120 bps (up 41%) and 77 bps (up 30%), respectively; conversely, the three positions that negatively impacted performance were Uber Technologies, Inc. (UBER), eBay Inc. (EBAY), and United Rentals, Inc. (URI) which detracted 211 bps (down 44%), 131 bps (down 27%) and 67 bps (down 12%), respectively. Our commentary on these stocks for the period follows:

Suncor Energy Inc. (SU) up 70%: Suncor appreciated because oil prices climbed roughly 70% during the six-month period. Suncor is the one oil-related business that Lyrical owns because it is significantly more analyzable than other Exploration and Production companies. Most oil companies need to continuously explore to find new sources of oil, and extraction costs are difficult to estimate. Suncor’s operations are fundamentally different than this. The company operates oil sands assets, which are long-lived assets with slow decline rates. Cash costs per barrel for Suncor are easy to estimate and only about $25, meaning Suncor typically generates strong cashflow even in challenging times. Beyond the increase in oil price, shares seemed to also be helped during the period by the involvement of activist investor Elliot Management, which took a position in the company and pushed for improved operations.

Cigna Corporation (CI) up 41%: Cigna operates the fourth largest Managed Care network and second largest Pharmacy Benefit Manager in the US. The Managed Care business generates fee-based revenue in a stable sector and performs well in challenging economic environments. Earnings reports from Cigna were generally in line with expectations during the period. We suspect investors prioritized quality businesses like Cigna given their pricing power, stability during recessionary periods, and favorable interest rate exposure.

NRG Energy, Inc. (NRG) up 30%: NRG is the leading retail electricity provider in Texas, where the company generates approximately 70% of its EBITDA. The Texas power market is attractive, as it is unregulated and supported by strong demographic trends. Electricity consumption is stable even in challenging economic times, and NRG’s core market is especially resilient. NRG was up 10% on the day it reported 1Q22 earnings in May, with EPS for the quarter 80% above expectations and estimates for the full year up 14%.

Uber Technologies, Inc. (UBER) down 44%: Uber is the leading rideshare and food delivery platform in the world, with 65%+ market share in its key rideshare markets, and a #1 or #2 position in food delivery across its major geographies. Uber operates a capital-light business with barriers to competition driven by scale and network effects. Since we purchased Uber in January, the company reported two quarters of earnings and hosted an investor day. EBITDA beat expectations for both quarters and forecasts moved higher. At the investor day in February, Uber announced 2024 targets for gross bookings that were in-line with expectations. We believe the stock’s underperformance was attributable to revaluation of the Technology sector throughout the period.

eBay Inc. (EBAY) down 27%: eBay is a global e-commerce leader that connects millions of buyers and sellers around the world. eBay reported 4Q21 earnings in February and beat estimates by 5%, but guided next quarter earnings below consensus estimates. Similarly, eBay reported 1Q22 earnings in May that were 2% better than expectations, but the 2022 earnings estimate declined by 8%, driven by increased investment spending and some pressure from reduced demand as customers recalibrate to an economy that is more open to in-person transactions.

United Rentals, Inc. (URI) down 12%: United Rentals is the largest rental equipment company in North America. Earnings reports in January and April both beat consensus expectations and led to higher estimate revisions for the full year. United Rentals operates in cyclical end markets and general macroeconomic concerns led to multiple compression. United Rentals has a flexible business model that can quickly adjust to a changing economic environment. This resiliency was most recently proven out during COVID lockdowns. In 2020 United Rentals’ EBITDA only declined by 10% while its free cash flow increased by over 50%.

In analyzing the Equity Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Over the life of the Equity Fund, 72% of the Equity Fund’s investments posted gains, and 40% outperformed the S&P 500. Skew has been a negative factor, as the Equity Fund’s outperformers have outperformed by 95%, while our underperformers have underperformed by 122% over the life of the Equity Fund. For the six-month period ended May 31, 2022, 39% of the Equity Fund’s investments posted gains, and 61%

outperformed the S&P 500. For the six-month period, skew has been a positive factor as the Equity Fund’s outperformers have outperformed by 19%, while our underperformers have underperformed by 13%.

During the life of the Equity Fund we have sold forty-nine positions, as nine companies announced they were being acquired, twenty five approached our estimates of fair value, for four we lost conviction in our thesis, for one the company announced or completed acquisitions which increased the complexity and decreased analyzability and for ten the risk/reward became less compelling than other opportunities. For each sale we added a new position from our pipeline of opportunities.

As of May 31, 2022, the valuation of our portfolio is 9.7 times the next twelve months consensus earnings. The S&P 500 has a valuation of 17.4 times earnings on this same basis, a premium of 80% over the Equity Fund.

Lyrical International Value Equity

In March 2020, we launched the Lyrical International Value Equity Fund to employ our value strategy in non-US markets. Our portfolio is constructed to be balanced and diversified across approximately 25-40 positions, giving us exposure to as many different types of companies and situations as possible without sacrificing our strict investment standards.

Since its launch on March 2, 2020 through May 31, 2022, the Lyrical International Value Equity Fund – Institutional Class has produced a total return of +19.0%, compared to the +18.1% total return for the MSCI EAFE. For the six months ended May 31, 2022, the International Fund’s Institutional Class produced a total return of -6.8% compared to the total return for the MSCI EAFE of -6.8%. For the six month period ended May 31, 2022, the three positions that most positively impacted performance were Suncor Energy Inc. (SU-CA), Fairfax Financial Holdings Limited. (FFH-CA), and CK Hutchison Holdings Ltd (1-HK) with contributions of 305 basis points (bps) (up 70%), 112 bps (up 28%) and 52 bps (up 17%), respectively; conversely, the three positions that most negatively impacted performance were AUTO1 Group SE (AG1-DE), Suzuki Motor Corp (7269-JP), and Sony Group Corporation (SONY-US) which detracted 161 bps (down 54%), 131 bps (down 26%) and 120 bps (down 23%), respectively. Our commentary on these stocks for the period follows:

Suncor Energy Inc. (SU) up 70%: Suncor appreciated because oil prices climbed roughly 70% during the six-month period. Suncor is the one oil-related business that Lyrical owns because it is significantly more analyzable than other Exploration and Production companies. Most oil companies need to continuously explore to find new sources of oil, and extraction costs are difficult to estimate. Suncor’s operations are fundamentally different than this. The company operates oil sands assets, which are long-lived assets with slow decline rates. Cash costs per barrel for Suncor are easy to estimate and only about $25, meaning Suncor typically generates strong cashflow even in challenging times. Beyond the increase in oil price, shares seemed to also be helped during the period by the involvement of activist investor Elliot Management, which took a position in the company and pushed for improved operations.

Fairfax Financial Holdings Limited (FFH-CA) up 28%: Fairfax is a Canadian insurance business overseen by value investor (and major shareholder) Prem Watsa. This diversified insurance business is managed as a series of decentralized business units, each incentivized to maximize underwriting profit rather than grow premiums. This focus on profit over revenues has produced a leading underwriting track record, with an average 95% combined ratio for more than three decades. With interest rates at record lows in the past ten years, Fairfax reduced exposure to long-dated bonds and has a bond portfolio with an average duration of only 1.4 years. Fairfax therefore benefits in a rising rate environment such as the past six months, since the company can increase yields on its bond investments. Every 1% rise in interest rates can benefit EPS by about 15%. Furthermore, the company is rapidly expanding premium growth—up 28% in the first quarter—as the company is finding highly profitable underwriting opportunities, given increased pricing through the industry.

CK Hutchison Holdings Ltd (1-HK) up 17%: CK Hutchison is a conglomerate of telecommunications, health & beauty, infrastructure, global ports and energy overseen by billionaire Li Ka-shing. More than half of profits come from defensive utility and port assets. Over the past six months, the company has benefitted from its 15.7% ownership of Cenovus, a large Canadian oil sands business, whose shares have appreciated 98.5% year-to-date. This stake is now worth about 30% of CK Hutchison’s market cap. The company also continued to show its strength in capital allocation by merging its Indonesian telecommunications business with a competitor to create the #2 scale player, with significant synergies.

AUTO1 Group SE (AG1-DE) down 54%: Auto1 operates the largest used car sales platform in Europe, acting as the leading intermediary between two fragmented groups: the 28 million Europeans that sell their cars each year and the 200,000 auto dealerships that purchase them. With a 33% market share (40-50% in key markets like France and Germany), Auto1 is the scale player that can offer unparalleled price and convenience to consumers and dealers. Four years ago, Auto1 decided to begin selling vehicles it acquires from consumers directly to other consumers. While the core merchant auction business is highly profitable and growing, this nascent direct-to-consumer business is losing money as it has scaled from 3,000 units to about 80,000 units in 2022. We believe Auto1’s stock has been caught up in the broad sell-off of growth businesses, despite continuing to report strong fundamental results. Excluding direct-to-consumer startup losses, the stock trades for 11x 2022 earnings from the merchant business, excluding a sizeable net cash position.

Suzuki Motor Corp (7269-JP) down 26%: Suzuki’s biggest business is as the leading maker of automobiles in India with nearly 50% market share, which is because of strong competitive advantages including: a dense network of service stations and dealers, the lowest cost manufacturing platform, and a strong brand, supported by the lowest prices and highest resale values in India. While the company has executed well lately, returning their Indian market share from 42% in the middle of last year back to 49% currently, tight supply chains mean that the company cannot deliver enough vehicles to meet current demand. As such, the company delivered guidance in May 2022 for the fiscal year ending March 2023 that came in about 25% below consensus. We believe this guidance is overly cautious and typical of the management team (in the fiscal year ending March 2022,

Suzuki beat its guidance by 13%). The current inflationary pressures in the auto supply chain are significant, but we believe Suzuki can pass increasing costs through with pricing over time. Suzuki trades for 11x forward earnings, which we believe are depressed, and has more than 35% of its market cap in net cash.

Sony Group Corporation (6758-JP) down 23%: Sony is a global leader in entertainment, with a top three position in: video games, music, and film production. This is an IP-driven content company which controls one of the widest entertainment libraries in the world, including the second largest collection of music rights and timeless assets like Spider-Man and Jeopardy. Sony reported earnings for the fiscal year ending March 2022 that were in-line with guidance. The company guided operating profit for the coming fiscal year to be slightly below consensus, but this miss was driven entirely driven by acquisition-related costs for the recent deal to acquire Bungie. This acquisition further cements Sony’s position as a leader in first-party game production. Sony continues to see momentum in its business, for example guiding PlayStation 5 console sales to grow about 60% in the current year and for music revenues to increase 11%, on top of a 19% increase last year. We believe the recent drop in Sony shares is due to concerns over Microsoft’s acquisition of Activision Blizzard and a general sell-off in the technology sector. Regarding the Activision Blizzard deal, we see risks to Sony as overblown. Sony is Activision’s largest customer, and we expect that key games will remain available on the Playstation network. Furthermore, we continue to believe that Sony’s best-in-class, exclusive gaming content makes Playstation competitive versus the Xbox offering.

In analyzing the International Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Over the life of the International Fund, 56% of the International Fund’s investments posted gains, and 44% outperformed the MSCI EAFE. Skew has been a positive factor, as the International Fund’s outperformers have outperformed by 40%, while our underperformers have underperformed by 25% over the life of the International Fund. For the six-month period ended May 31, 2022, 30% of the International Fund’s investments posted gains, and 43% outperformed the MSCI EAFE. For the six-month period, skew has been a positive factor as the International Fund’s outperformers have outperformed by 17%, while our underperformers have underperformed by 14%.

During the life of the International Fund we have sold 17 positions, as two companies announced they were being acquired, four approached our estimates of fair value, for seven we lost conviction in our thesis, and for four the risk/reward became less compelling than other opportunities. For each sale we added a new position from our pipeline of opportunities.

As of May 31, 2022, the valuation of our portfolio is 10.0x the next twelve months consensus earnings. The MSCI EAFE has a valuation of 12.8x earnings on this same basis, a premium of 28% over the International Fund.

Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

For new investors since our previous letter to the Funds’ shareholders we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiate us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies trading significantly below intrinsic value. This separates us from other value managers who focus generally on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital and avoid volatile businesses and companies with excessive leverage. Other value investors may consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolios purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk and have strict limits on how much capital can be invested in any one position or any one industry. Our equity portfolios are constructed to be balanced and diversified, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.lyricalvaluefunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2022, please see the Schedules of Investments section of this Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

LYRICAL U.S. VALUE EQUITY FUND

PORTFOLIO INFORMATION

May 31, 2022 (Unaudited)

Lyrical U.S. Value Equity Fund vs. S&P 500® Index

Sector Diversification

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
(% of Net Assets)
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Lyrical U.S. Value Equity Fund
S&P 500® Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Suncor Energy, Inc.	6.4%
Broadcom, Inc.	5.5%
United Rentals, Inc.	5.3%
Global Payments, Inc.	4.8%
Centene Corporation	4.7%
Ameriprise Financial, Inc.	4.6%
Cigna Corporation	4.5%
Celanese Corporation	4.3%
Western Digital Corporation	3.9%
HCA Healthcare, Inc.	3.8%

LYRICAL INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO INFORMATION

May 31, 2022 (Unaudited)

Lyrical International Value Equity Fund

Country Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Bollore SE	4.9%
Suncor Energy, Inc.	4.7%
Hitachi Ltd.	4.5%
Liberty Global plc - Series C	4.3%
CNH Industrial N.V.	4.2%
Exor N.V.	4.1%
Fairfax Financial Holdings Ltd.	4.1%
Ashtead Group plc	4.0%
Samsung Electronics Company Ltd. - ADR	3.8%
Nintendo Company Ltd. - ADR	3.8%

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2022 (Unaudited)

COMMON STOCKS — 99.5%	Shares	Value
Communications — 6.3%
Cable & Satellite — 3.4%
Liberty Global plc - Series C (a)	981,648	$24,943,676

Internet Media & Services — 2.9%
Uber Technologies, Inc. (a)	900,778	20,898,049

Consumer Discretionary — 11.6%
Apparel & Textile Products — 1.2%
Hanesbrands, Inc.	739,187	8,774,150

Automotive — 0.8%
Adient plc (a)	171,800	6,080,002

E-Commerce Discretionary — 3.7%
eBay, Inc.	545,913	26,569,586

Home & Office Products — 3.3%
Whirlpool Corporation	129,496	23,858,343

Retail - Discretionary — 2.6%
Lithia Motors, Inc.	52,319	15,929,566
Qurate Retail, Inc. - Series A	890,735	3,215,553
		19,145,119
Energy — 6.4%
Oil & Gas Producers — 6.4%
Suncor Energy, Inc.	1,157,470	46,738,639

Financials — 17.0%
Asset Management — 6.4%
Affiliated Managers Group, Inc.	98,859	13,209,540
Ameriprise Financial, Inc.	119,993	33,150,466
		46,360,006
Insurance — 6.2%
Assurant, Inc.	121,577	21,481,440
Lincoln National Corporation	404,485	23,431,816
		44,913,256
Specialty Finance — 4.4%
AerCap Holdings N.V. (a)	337,606	16,691,241
Air Lease Corporation	248,160	9,333,297
Bread Financial Holdings, Inc.	107,961	5,948,651
		31,973,189

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Value
Health Care — 13.0%
Health Care Facilities & Services — 13.0%
Centene Corporation (a)	417,788	$34,024,655
Cigna Corporation	120,484	32,324,652
HCA Healthcare, Inc.	132,563	27,891,255
		94,240,562
Industrials — 5.3%
Industrial Support Services — 5.3%
United Rentals, Inc. (a)	127,571	38,039,121

Materials — 8.3%
Chemicals — 5.9%
Celanese Corporation	199,711	31,258,765
Univar Solutions, Inc. (a)	379,772	11,666,596
		42,925,361
Containers & Packaging — 2.4%
Berry Global Group, Inc. (a)	289,726	16,899,718

Technology — 28.5%
Semiconductors — 5.5%
Broadcom, Inc.	69,013	40,036,512

Software — 7.1%
NortonLifeLock, Inc.	1,119,478	27,248,095
VMware, Inc. - Class A	186,720	23,918,832
		51,166,927
Technology Hardware — 11.1%
Arrow Electronics, Inc. (a)	161,889	19,531,908
CommScope Holding Company, Inc. (a)	392,916	2,950,799
Flex Ltd. (a)	1,060,286	18,099,082
TD SYNNEX Corporation	114,091	11,848,350
Western Digital Corporation (a)	463,361	28,121,379
		80,551,518
Technology Services — 4.8%
Global Payments, Inc.	267,130	35,004,715

Utilities — 3.1%
Electric Utilities — 3.1%
NRG Energy, Inc.	489,402	22,532,068

Total Common Stocks (Cost $599,496,590)		$721,650,517

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.55% (b) (Cost $4,719,861)	4,719,861	$4,719,861

Investments at Value — 100.2% (Cost $604,216,451)		$726,370,378

Liabilities in Excess of Other Assets — (0.2%)		(1,230,519)

Net Assets — 100.0%		$725,139,859

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2022 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Value
Canada — 17.9%
Element Fleet Management Corporation	6,783	$75,554
Fairfax Financial Holdings Ltd.	162	89,900
Linamar Corporation	979	43,132
Suncor Energy, Inc.	2,600	104,988
TFI International, Inc.	995	81,704
		395,278
Finland — 1.6%
Konecranes OYJ	1,169	36,227

France — 13.0%
Bollore SE	20,117	107,303
Elis S.A.	2,660	42,259
Rexel S.A. (a)	3,738	79,537
SPIE S.A.	2,351	57,238
		286,337
Germany — 3.0%
Auto1 Group SE (a)	3,145	33,775
Software AG	938	31,985
		65,760
Hong Kong — 3.6%
CK Hutchison Holdings Ltd.	11,090	78,557

Isle of Man — 3.8%
Entain plc (a)	4,522	83,499

Japan — 23.1%
Air Water, Inc.	3,077	41,519
Hitachi Ltd.	1,910	99,113
ITOCHU Corporation	2,660	76,311
Kinden Corporation	2,234	25,712
Kyudenko Corporation	804	16,656
Nintendo Company Ltd. - ADR	1,510	83,956
SK Kaken Company Ltd.	81	21,059
Sony Group Corporation	886	83,106
Suzuki Motor Corporation	2,166	64,151
		511,583
Luxembourg — 2.1%
Ardagh Metal Packaging S.A. (a)	7,579	45,777

Netherlands — 11.8%
AerCap Holdings N.V. (a)	1,571	77,670

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Value
Netherlands — 11.8% (Continued)
CNH Industrial N.V.	6,169	$92,189
Exor N.V.	1,237	91,346
		261,205
South Korea — 3.8%
Samsung Electronics Company Ltd. - ADR	63	84,514

Spain — 2.5%
Grupo Catalana Occidente S.A.	1,758	54,897

Sweden — 1.9%
Intrum AB	1,884	42,944

United Kingdom — 9.7%
Ashtead Group plc	1,685	88,293
Babcock International Group plc (a)	7,714	32,810
Liberty Global plc - Series C (a)	3,705	94,144
		215,247

Total Common Stocks (Cost $2,034,679)		$2,161,825

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.55% (b) (Cost $22,106)	22,106	$22,106

Investments at Value — 98.8% (Cost $2,056,785)		$2,183,931

Other Assets in Excess of Liabilities — 1.2%		27,578

Net Assets — 100.0%		$2,211,509

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks by Sector/Industry	% of Net Assets
Communications — 10.7%
Cable & Satellite	4.3%
Entertainment Content	4.9%
Internet Media & Services	1.5%

Consumer Discretionary — 8.6%
Automotive	4.8%
Leisure Facilities & Services	3.8%

Consumer Staples — 7.0%
Retail - Consumer Staples	3.6%
Wholesale - Consumer Staples	3.4%

Energy — 4.8%
Oil & Gas Producers	4.8%

Financials — 16.1%
Asset Management	4.1%
Insurance	6.5%
Specialty Finance	5.5%

Industrials — 32.9%
Commercial Support Services	1.9%
Diversified Industrials	4.5%
Engineering & Construction	4.5%
Industrial Support Services	11.0%
Machinery	5.8%
Transportation & Logistics	5.2%

Materials — 4.9%
Chemicals	2.8%
Containers & Packaging	2.1%

Technology — 12.8%
Software	1.4%
Technology Hardware	11.4%
97.8%

See accompanying notes to financial statements.

LYRICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2022 (Unaudited)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
ASSETS
Investments in securities:
At cost	$604,216,451	$2,056,785
At value (Note 2)	$726,370,378	$2,183,931
Cash denominated in foreign currency (Cost $—, $207)	—	204
Receivable for capital shares sold	306,880	—
Receivable from Adviser (Note 4)	—	25,760
Dividends receivable	455,484	8,683
Tax reclaims receivable		360
Other assets	48,403	11,874
Total assets	727,181,145	2,230,812

LIABILITIES
Payable for capital shares redeemed	1,451,419	—
Payable to Adviser (Note 4)	485,016	—
Payable to administrator (Note 4)	75,596	9,018
Accrued distribution fees (Note 4)	8,798	—
Other accrued expenses	20,457	10,285
Total liabilities	2,041,286	19,303

NET ASSETS	$725,139,859	$2,211,509

NET ASSETS CONSIST OF:
Paid-in capital	$599,766,182	$2,179,491
Accumulated earnings	125,373,677	32,018
NET ASSETS	$725,139,859	$2,211,509

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$716,579,541	$1,266,987
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	33,999,387	113,021
Net asset value, offering price and redemption price per share (Note 2)	$21.08	$11.21
INVESTOR CLASS
Net assets applicable to Investor Class	$8,560,318	$944,522
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	409,192	84,585
Net asset value, offering price and redemption price per share (Note 2)	$20.92	$11.17

See accompanying notes to financial statements.

LYRICAL FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended May 31, 2022 (Unaudited)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
INVESTMENT INCOME
Dividend income	$4,310,489	$25,835
Foreign witholding taxes on dividends	(109,808)	(3,058)
Total investment income	4,200,681	22,777

EXPENSES
Investment advisory fees (Note 4)	3,097,143	10,010
Administration fees (Note 4)	275,387	14,250
Transfer agent fees (Note 4)	86,347	12,000
Fund accounting fees (Note 4)	48,659	20,369
Registration and filing fees	41,156	8,954
Compliance fees (Note 4)	37,399	6,000
Custody and bank service fees	27,123	12,943
Legal fees	12,786	12,786
Postage and supplies	17,981	2,034
Trustees’ fees and expenses (Note 4)	9,159	9,159
Audit and tax services fees	7,950	8,250
Networking fees	14,992	49
Distribution fees - Investor Class (Note 4)	10,792	1,284
Insurance expense	4,660	1,680
Printing of shareholder reports	2,447	2,447
Other expenses	7,645	11,045
Total expenses	3,701,626	133,260
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(83,590)	(120,317)
Net expenses	3,618,036	12,943

NET INVESTMENT INCOME	582,645	9,834

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	40,378,113	(85,032)
Net realized gains (losses) from foreign currency transactions (Note 2)	4,010	(727)
Net change in unrealized appreciation (depreciation) on investments	(58,486,146)	(80,535)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(146)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(18,104,023)	(166,440)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,521,378)	$(156,606)

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
FROM OPERATIONS
Net investment income	$582,645	$763,379
Net realized gains from investment transactions	40,378,113	28,426,263
Net realized gains (losses) from foreign currency transactions	4,010	(3,011)
Net change in unrealized appreciation (depreciation) on investments	(58,486,146)	85,027,927
Net increase (decrease) in net assets resulting from operations	(17,521,378)	114,214,558

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(944,061)	(2,695,258)
Investor Class	—	(28,364)
Decrease in net assets from distributions to shareholders	(944,061)	(2,723,622)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	138,436,959	330,798,300
Net asset value of shares issued in reinvestment of distributions to shareholders	555,419	1,740,431
Payments for shares redeemed	(99,989,458)	(73,789,282)
Net increase in Institutional Class net assets from capital share transactions	39,002,920	258,749,449

Investor Class
Proceeds from shares sold	1,897,637	3,033,624
Net asset value of shares issued in reinvestment of distributions to shareholders	—	22,698
Payments for shares redeemed	(1,412,301)	(1,214,593)
Net increase in Investor Class net assets from	485,336	1,841,729

TOTAL INCREASE IN NET ASSETS	21,022,817	372,082,114

NET ASSETS
Beginning of period	704,117,042	332,034,928
End of period	$725,139,859	$704,117,042

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	6,373,514	16,150,730
Shares issued in reinvestment of distributions to shareholders	24,138	99,170
Shares redeemed	(4,635,506)	(3,621,576)
Net increase in shares outstanding	1,762,146	12,628,324
Shares outstanding at beginning of period	32,237,241	19,608,917
Shares outstanding at end of period	33,999,387	32,237,241

Investor Class
Shares sold	88,577	146,784
Shares issued in reinvestment of distributions to shareholders	—	1,299
Shares redeemed	(65,347)	(58,799)
Net increase in shares outstanding	23,230	89,284
Shares outstanding at beginning of period	385,962	296,678
Shares outstanding at end of period	409,192	385,962

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
FROM OPERATIONS
Net investment income	$9,834	$5,768
Net realized gains (losses) from investment transactions	(85,032)	158,722
Net realized losses from foreign currency transactions	(727)	(2,691)
Net change in unrealized appreciation (depreciation) on investments	(80,535)	25,382
Net change in unrealized appreciation (depreciation) on foreign currency translation	(146)	(90)
Net increase (decrease) in net assets resulting from operations	(156,606)	187,091

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(75,876)
Investor Class	—	(63,370)
Decrease in net assets from distributions to shareholders	—	(139,246)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	238,165	659,808
Net asset value of shares issued in reinvestment of distributions to shareholders	—	75,876
Payments for shares redeemed	(243,772)	(8,813)
Net increase (decrease) in Institutional Class net assets from captial share transactions	(5,607)	726,871

Investor Class
Proceeds from shares sold	48,538	712,602
Net asset value of shares issued in reinvestment of distributions to shareholders	—	63,370
Payments for shares redeemed	(156,346)	(345,518)
Net increase (decrease) in Investor Class net assets from captial share transactions	(107,808)	430,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,021)	1,205,170

NET ASSETS
Beginning of period	2,481,530	1,276,360
End of period	$2,211,509	$2,481,530

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	19,901	51,299
Shares issued in reinvestment of distributions to shareholders	—	6,317
Shares redeemed	(19,442)	(732)
Net increase in shares outstanding	459	56,884
Shares outstanding at beginning of period	112,562	55,678
Shares outstanding at end of period	113,021	112,562

Investor Class
Shares sold	4,332	54,243
Shares issued in reinvestment of distributions to shareholders	—	5,287
Shares redeemed	(13,655)	(25,897)
Net increase (decrease) in shares outstanding	(9,323)	33,633
Shares outstanding at beginning of period	93,908	60,275
Shares outstanding at end of period	84,585	93,908

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended Nov. 30, 2021		Year Ended Nov. 30, 2020		Year Ended Nov. 30, 2019	Year Ended Nov. 30, 2018	Year Ended Nov. 30, 2017
Net asset value at beginning of period	$21.59		$16.68		$15.91		$15.55	$18.62	$16.60

Income (loss) from investment operations:
Net investment income (a)	0.02		0.03		0.10		0.05	0.03	0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.50)		5.02		0.72	(b)	0.76	(1.70)	3.54
Total from investment operations	(0.48)		5.05		0.82		0.81	(1.67)	3.55

Less distributions from:
Net investment income	(0.03)		(0.14)		(0.05)		(0.05)	(0.01)	(0.24)
Net realized gains	—		—		—		(0.40)	(1.39)	(1.29)
Total distributions	(0.03)		(0.14)		(0.05)		(0.45)	(1.40)	(1.53)

Net asset value at end of period	$21.08		$21.59		$16.68		$15.91	$15.55	$18.62

Total return (c)	(2.24	%)(d)	30.44%		5.16%		5.03%	(9.02%)	21.70%

Net assets at end of period (000’s)	$716,580		$695,847		$327,121		$617,686	$907,366	$1,116,584

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.00	%(e)	1.01%		1.25%		1.41%	1.37%	1.37%
Ratio of net expenses to average net assets	0.99	%(e)(f)	0.99	%(f)	1.22	%(f)	1.41%	1.37%	1.37%
Ratio of net investment income to average net assets	0.16	%(e)(f)	0.13	%(f)	0.73	%(f)	0.36%	0.17%	0.03%
Portfolio turnover rate	15	%(d)	14%		30%		33%	39%	22%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reimbursed expenses for the period ended May 31, 2022 and years ended November 30, 2021 and 2020 (Note 4).

(d)	Not annualized.

(e)	Annualized

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended Nov. 30, 2021		Year Ended Nov. 30, 2020		Year Ended Nov. 30, 2019		Year Ended Nov. 30, 2018		Year Ended Nov. 30, 2017
Net asset value at beginning of period	$21.43		$16.56		$15.78		$15.43		$18.54		$16.52

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		(0.02)		0.07		0.02		(0.03)		(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.50)		4.98		0.71	(b)	0.73		(1.69)		3.53
Total from investment operations	(0.51)		4.96		0.78		0.75		(1.72)		3.48

Less distributions from:
Net investment income	—		(0.09)		—		—		—		(0.17)
Net realized gains	—		—		—		(0.40)		(1.39)		(1.29)
Total distributions	—		(0.09)		—		(0.40)		(1.39)		(1.46)

Net asset value at end of period	$20.92		$21.43		$16.56		$15.78		$15.43		$18.54

Total return (c)	(2.38	%)(d)	30.10%		4.94%		4.89%		(9.30%)		21.32%

Net assets at end of period (000’s)	$8,560		$8,270		$4,914		$6,682		$19,811		$36,777

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.73	%(e)	1.79%		2.02%		2.03%		1.72%		1.70%
Ratio of net expenses to average net assets	1.24	%(e)(f)	1.24	%(f)	1.44	%(f)	1.70	%(f)	1.70	%(f)	1.70%
Ratio of net investment income (loss) to average net assets	(0.09	%)(e)(f)	(0.12	%)(f)	0.53	%(f)	0.10	%(f)	(0.18	%)(f)	(0.32%)
Portfolio turnover rate	15	%(d)	14%		30%		33%		39%		22%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reimbursed expenses for the period ended May 31, 2022 and years ended November 30, 2021, 2020, 2019, and 2018 (Note 4).

(d)	Not annualized.

(e)	Annualized

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended Nov. 30, 2021	Period Ended Nov. 30, 2020 (a)
Net asset value at beginning of period	$12.03		$11.02	$10.00

Income from investment operations:
Net investment income (b)	0.06		0.05	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.88)		1.69	0.97
Total from investment operations	(0.82)		1.74	1.02

Less distributions from:
Net investment income	—		(0.05)	—
Net realized gains	—		(0.68)	—
Total distributions	—		(0.73)	—

Net asset value at end of period	$11.21		$12.03	$11.02

Total return (c)	(6.82	%)(d)	15.84%	10.20	%(d)

Net assets at end of period (000’s)	$1,267		$1,355	$613

Ratios/supplementary data:
Ratio of total expenses to average net assets	11.06	%(e)	11.34%	21.16	%(e)
Ratio of net expenses to average net assets (f)	0.99	%(e)	0.99%	1.03	%(e)
Ratio of net investment income to average net assets (f)	0.94	%(e)	0.36%	0.72	%(e)
Portfolio turnover rate	24	%(d)	34%	25	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended Nov. 30, 2021	Period Ended Nov. 30, 2020 (a)
Net asset value at beginning of period	$12.00		$11.00	$10.00

Income from investment operations:
Net investment income (b)	0.04		0.02	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.87)		1.69	0.96
Total from investment operations	(0.83)		1.71	1.00

Less distributions from:
Net investment income	—		(0.03)	—
Net realized gains	—		(0.68)	—
Total distributions	—		(0.71)	—

Net asset value at end of period	$11.17		$12.00	$11.00

Total return (c)	(6.92	%)(d)	0.16%	10.00	%(d)

Net assets at end of period (000’s)	$945		$1,127	$663

Ratios/supplementary data:
Ratio of total expenses to average net assets	11.66	%(e)	11.70%	21.14	%(e)
Ratio of net expenses to average net assets (f)	1.24	%(e)	1.24%	1.27	%(e)
Ratio of net investment income to average net assets (f)	0.70	%(e)	0.16%	0.52	%(e)
Portfolio turnover rate	24	%(d)	34%	25	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2022 (Unaudited)

1.	Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of May 31, 2022:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$721,650,517	$—	$—	$721,650,517
Money Market Funds	4,719,861	—	—	4,719,861
Total	$726,370,378	$—	$—	$726,370,378

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$781,339	$1,380,486	$—	$2,161,825
Money Market Funds	22,106	—	—	22,106
Total	$803,445	$1,380,486	$—	$2,183,931

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2022.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2022 and November 30, 2021 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund	5/31/2022	$944,061	$—	$944,061
	11/30/2021	$2,723,622	$—	$2,723,622
Lyrical International Value Equity Fund	5/31/2022	$—	$—	$—
	11/30/2021	$59,272	$79,974	$139,246

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2021:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of portfolio investments	$546,462,409	$2,374,307
Gross unrealized appreciation	$192,154,417	$382,749
Gross unrealized depreciation	(36,146,725)	(196,424)
Net unrealized appreciation	156,007,692	186,325
Net unrealized depreciation on foreign currency translation	—	(70)
Undistributed ordinary income	760,121	2,369
Accumulated capital and other losses	(12,928,697)	—
Accumulated earnings	$143,839,116	$188,624

As of November 30, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely:

	Lyrical U.S. Equity Value Fund	Lyrical International Equity Value Fund
No expiration - short-term	$—	$—
No expiration - long-term	$12,928,697	$—

These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2022 is as follows:

	Lyrical U.S. Equity Value Fund	Lyrical International Equity Value Fund
Cost of portfolio investments	$628,458,625	$2,082,565
Gross unrealized appreciation	$163,957,540	$326,497
Gross unrealized depreciation	(66,045,787)	(225,131)
Net unrealized appreciation	$97,911,753	$101,366

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended May 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $162,219,816 and $110,635,902, respectively, for Lyrical U.S. Value Equity Fund and $564,352 and $697,281, respectively, for Lyrical International Value Equity Fund.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by Lyrical Asset Management L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net assets. During the six months ended May 31, 2022, the Adviser earned $3,097,143 and $10,010 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2024, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class
0.99%	1.24%

Accordingly, during the six months ended May 31, 2022, the Adviser reimbursed other operating expenses of $83,590 for Lyrical U.S. Value Equity Fund and the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses of $110,307 for Lyrical International Value Equity Fund.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2022, the Adviser may seek repayment of advisory fee reductions and expense reimbursements no later than the dates below:

	November 30, 2022	November 30, 2023	November 30, 2024	May 31, 2025	Total
Lyrical U.S. Value Equity Fund	$15,284	$136,716	$189,462	$83,590	$425,052
Lyrical International Value Equity Fund	$—	$148,703	$229,164	$120,317	$498,184

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund for acting as principal underwriter.

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

A Trustee and certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2022, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund incurred $10,792 and $1,284, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2022, the following shareholders owned of record 25% or more of the outstanding shares of Lyrical International Value Equity Fund:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund - Institutional Class
Lyrical Asset Management L.P.	47%
Charles Schwab & Company (for the benefit of its customers)	46%
Lyrical International Value Equity Fund - Investor Class
Lyrical Asset Management L.P.	63%
Pershing, LLC (for the benefit of its customers)	33%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

As of May 31, 2022, Lyrical U.S. Value Equity Fund did not have any shareholders that owned of record 25% or more of the outstanding shares of the Fund.

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund did not incur any borrowing costs during the six months ended May 31, 2022.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2022, Lyrical U.S. Value Equity Fund had 28.5% of the value of its net assets invested in stocks within the Technology sector.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such except for the following:

A Class and C Class shares of each Fund commenced operations on July 5, 2022. Please refer to the Funds’ Prospectus dated July 3, 2022 for more information regarding the new classes.

LYRICAL FUNDS

ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2021) and held until the end of the period (May 31, 2022).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

LYRICAL FUNDS

ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$977.60	0.99%	$4.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Investor Class
Based on Actual Fund Return	$1,000.00	$976.20	1.24%	$6.11
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical International Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$931.80	0.99%	$4.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Investor Class
Based on Actual Fund Return	$1,000.00	$930.80	1.24%	$5.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LYRICAL FUNDS

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website at www.lyricalvaluefunds.com.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE LYRICAL U.S. VALUE EQUITY FUND AND THE LYRICAL INTERNATIONAL VALUE EQUITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	▪	Social Security number
	▪	Assets
	▪	Retirement Assets
	▪	Transaction History
	▪	Checking Account Information
	▪	Purchase History
	▪	Account Balances
	▪	Account Transactions
	▪	Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

Who we are
Who is providing this notice?	Lyrical U.S. Value Equity Fund Lyrical International Value Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?	▪	Open an account
	▪	Provide account information
	▪	Give us your contact information
	▪	Make deposits or withdrawals from your account
	▪	Make a wire transfer
	▪	Tell us where to send the money
	▪	Tell us who receives the money
	▪	Show your government-issued ID
	▪	Show your driver’s license
We also collect your personal information from other companies.
We collect your personal information, for example, when you
Why can’t I limit all sharing?	▪	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	▪	Affiliates from using your information to market to you
	▪	Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Federal law gives you the right to limit only

Definitions
Affiliates	Lyrical Asset Management LP, the investment adviser to the Funds, could be deemed to be an affiliate.
Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	The Funds do not share with nonaffiliates so they can market to you.
Companies not related by common ownership or control. They can be financial and nonfinancial companies
Joint marketing	The Funds do not jointly market.
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

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LYRICAL-SAR-22

Q3 All-Weather Sector Rotation Fund

Investor Class (QAWSX)

Institutional Class (QAISX)

Q3 All-Weather Tactical Fund

Investor Class (QAWTX)

Institutional Class (QAITX)

C Class (QACTX)

Semi-Annual Report

May 31, 2022

(Unaudited)

Q3 ALL-WEATHER FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	May 31, 2022

Dear Shareholders:

This Semi-Annual report for the Q3 All-Weather Funds covers the period December 1, 2021 through May 31, 2022. The All-Weather Funds are a series of Funds advised by Q3 Asset Management, which are actively managed using systematic, quantitative approaches to asset allocation in order to adjust to evolving market environments.

Q3 All-Weather Sector Rotation Fund (QAISX, QAWSX)

For the period, the Fund had returns of -4.85% in the Investor class shares and -4.63% in the Institutional class shares, versus a return of -7.87% for the Morningstar Moderately Aggressive Target Risk Index during the same timeframe. The Fund’s investment objective is to seek long-term growth of capital over a complete market cycle.

The Fund began the period fully invested in equities with emphasis on growth sectors such as technology and consumer discretionary, both of which had been market leaders since the equity market’s COVID lows in the spring of 2020. Beginning in January, however, defensive sectors began replacing growth as positions in industrials, energy and natural resources were taken. Additionally, as the market weakened 50% of the portfolio switched from equity to bond holdings.

The fixed income positions remained throughout the entire period and were oriented towards short maturities and conservative bond sectors. The other half of the fund continued to be invested in defensive and value-oriented sectors, as growth sectors fell faster than their counterparts.

The positions in short-term bonds, combined with defensive equities led to outperformance versus the benchmark for the six-month period. As the bear market developed in equities, certain sectors bucked the trend and moved upward. Energy, utilities, and consumer staples remained strong and were represented in the fund for most of the time period.

Q3 All-Weather Tactical Fund (QAITX, QAWTX, QACTX)

The Fund returned -27.33% for the period for the Investor class shares, -27.08% for the Institutional class shares and -27.47% for the C class shares, versus a return of -7.96% for the Morningstar Moderate Target Risk Index for the period. The Fund’s investment objective seeks a positive rate of return over a calendar year regardless of market conditions. Equity investments are based solely on the price movements of the NASDAQ 100 Index. As the Fund begins to exhibit downside volatility, positions in Government Bonds (long or inverse) may be taken along with cash equivalent investments such as ultra short-term Treasuries.

As equity markets were still strong in late 2021, the Fund was fully invested in NASDAQ 100 positions. Soon thereafter, however, as technology-based sectors dragged the market lower, the Fund pivoted out of equities and into long-term Treasury bonds. Historically, when equities decline, Treasury bonds are viewed as a “safe haven,” though with the fear of rising interest rates on the horizon, both asset classes suffered.

1

Holdings in Treasuries led to a decline in the Fund in early 2022 as the fund’s positions rotated from long to inverse, and back to long. This whipsaw action resulted in a series of small losses. While the Fund was properly positioned in terms of equites - being completely out by February – the bond markets continued to challenge conventional thinking. Double-digit losses in both bonds and equities ensued, which had not occurred in over 40 years. This historic decoupling was the primary source of underperformance versus the benchmark as the Fund suffered the majority of its losses being on the wrong side of the long-term Treasury market.

The All-Weather Funds are created to work together in a portfolio to seek return and manage risk for an investor through changing market conditions. If you have any questions about the Funds, please visit us at our website www.Q3AllWeatherFunds.com or email info@q3tactical.com

Very truly yours,

Brad Giaimo	Bruce Greig	Adam Quiring

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The Funds’ prospectus contains this and other important information. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC. The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They may not comprise the entire investment portfolio of a Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by each Fund as of May 31, 2022, please see the Schedules of Investments sections of the Semi-Annual Report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of a Fund and the market in general and statements of a Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

2

Q3 ALL-WEATHER FUNDS
PORTFOLIO INFORMATION
May 31, 2022 (Unaudited)

Q3 ALL-WEATHER SECTOR ROTATION FUND

Sector Diversification (% of Net Assets)

Q3 ALL-WEATHER TACTICAL FUND

Sector Diversification (% of Net Assets)

3

Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS — 84.4%	Shares	Value
Fidelity MSCI Consumer Staples Index ETF	8,300	$371,010
Fidelity MSCI Energy Index ETF	18,300	433,344
Fidelity MSCI Health Care Index ETF	5,800	360,934
Fidelity MSCI Utilities ETF	7,650	366,129
iShares U.S. Treasury Bond ETF	30,300	731,139
SPDR Portfolio Short Term Corporate Bond ETF	24,000	721,200
SPDR S&P Insurance ETF	9,200	368,644
VanEck Oil Services ETF	1,350	396,171
Total Exchange-Traded Funds (Cost $3,600,250)		$3,748,571

MONEY MARKET FUNDS — 15.4%	Shares	Value
First American Government Obligations Fund - Class X, 0.66% (a) (Cost $683,791)	683,791	$683,791

Investments at Value — 99.8% (Cost $4,284,041)		$4,432,362

Other Assets in Excess of Liabilities — 0.2%		9,502

Net Assets — 100.0%		$4,441,864

(a)	The rate shown is the 7-day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

4

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS — 34.2%	Shares	Value
iShares 20+ Year Treasury Bond ETF	113,000	$13,171,280
Vanguard Extended Duration Treasury ETF	173,000	17,571,610
Total Exchange-Traded Funds (Cost $30,858,746)		$30,742,890

MONEY MARKET FUNDS — 99.2%	Shares	Value
First American Government Obligations Fund - Class X, 0.66% (a) (Cost $89,152,908)	89,152,908	$89,152,908

Investments at Value — 133.4% (Cost $120,011,654)		$119,895,798

Liabilities in Excess of Other Assets — (33.4%)		(30,004,675)

Net Assets — 100.0%		$89,891,123

(a)	The rate shown is the 7-day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

5

Q3 ALL-WEATHER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2022 (Unaudited)

	Q3 All-Weather Sector Rotation	Q3 All-Weather Tactical
	Fund	Fund
ASSETS
Investments in securities:
At cost	$4,284,041	$120,011,654
At value (Note 2)	$4,432,362	$119,895,798
Receivable for capital shares sold	210	1,112,631
Receivable from Adviser (Note 4)	12,317	—
Dividend receivable	213	37,304
Other assets	13,709	29,021
Total assets	4,458,811	121,074,754

LIABILITIES
Payable for capital shares redeemed	—	218,703
Payable for investment securities purchased	—	30,858,746
Payable to Adviser (Note 4)	—	72,842
Payable to administrator (Note 4)	9,038	16,268
Accrued distribution fees (Note 4)	1,069	7,088
Other accrued expenses	6,840	9,984
Total liabilities	16,947	31,183,631

NET ASSETS	$4,441,864	$89,891,123

NET ASSETS CONSIST OF:
Paid-in capital	$4,959,180	$115,994,547
Accumulated deficit	(517,316)	(26,103,424)
NET ASSETS	$4,441,864	$89,891,123

See accompanying notes to financial statements.

6

Q3 ALL-WEATHER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2022 (Unaudited) (Continued)

	Q3 All-Weather Sector Rotation	Q3 All-Weather Tactical
	Fund	Fund
NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class	$365,416	$789,228
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	38,912	86,111
Net asset value, offering price and redemption price per share (Note 2)	$9.39	$9.17

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$4,076,448	$85,998,624
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	431,498	9,206,099
Net asset value, offering price and redemption price per share (Note 2)	$9.45	$9.34

C CLASS
Net assets applicable to C Class	N/A	$3,103,271
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	338,220
Net asset value, offering price and redemption price per share (Note 2)	N/A	$9.18

See accompanying notes to financial statements.

7

Q3 ALL-WEATHER FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2022 (Unaudited)

	Q3 All-Weather Sector Rotation	Q3 All-Weather Tactical
	Fund	Fund
INVESTMENT INCOME
Dividend income	$34,290	$267,346

EXPENSES
Management fees (Note 4)	29,191	645,607
Administration fees (Note 4)	14,750	60,456
Fund accounting fees (Note 4)	18,041	25,689
Transfer agent fees (Note 4)	15,000	24,000
Legal fees	13,747	14,892
Registration and filing fees	7,539	20,537
Distribution fees - C Class (Note 4)	—	17,089
Distribution fees - Investor Class (Note 4)	482	1,206
Trustees’ fees and expenses (Note 4)	9,159	9,159
Audit and tax services fees	7,750	7,750
Postage and supplies	2,737	11,039
Compliance fees (Note 4)	6,000	7,568
Custody and bank service fees	4,096	8,158
Printing of shareholder reports	3,627	3,674
Insurance	1,699	2,194
Other expenses	5,364	10,029
Total expenses	139,182	869,047
Management fees reduced and/or expense reimbursements by the Adviser (Note 4)	(82,070)	(195)
Net expenses	57,112	868,852

NET INVESTMENT LOSS	(22,822)	(601,506)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(631,957)	(23,790,864)
Net change in unrealized appreciation (depreciation) on investments	362,605	(16,284,295)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(269,352)	(40,075,159)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(292,174)	$(40,676,665)

See accompanying notes to financial statements.

8

Q3 ALL-WEATHER SECTOR ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended November 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment loss	$(22,822)	$(74,942)
Net realized gains (losses) from investment transactions	(631,957)	968,032
Net change in unrealized appreciation (depreciation) on investments	362,605	(677,221)
Net increase (decrease) in net assets resulting from operations	(292,174)	215,869

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	(25,197)	—
Institutional Class	(364,646)	—
Decrease in net assets from distributions to shareholders	(389,843)	—

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	29,396	641,884
Net asset value of shares issued in reinvestment of distributions to shareholders	25,197	—
Payments for shares redeemed	(32,073)	(330,355)
Net increase in Investor Class net assets from capital share transactions	22,520	311,529

Institutional Class
Proceeds from shares sold	466,544	3,049,795
Net asset value of shares issued in reinvestment of distributions to shareholders	364,646	—
Payments for shares redeemed	(2,166,534)	(1,723,552)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(1,335,344)	1,326,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,994,841)	1,853,641

NET ASSETS
Beginning of period	6,436,705	4,583,064
End of period	$4,441,864	$6,436,705

See accompanying notes to financial statements.

9

Q3 ALL-WEATHER SECTOR ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	May 31, 2022	Year Ended November 30,
	(Unaudited)	2021
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	2,775	58,604
Shares reinvested	2,434	—
Shares redeemed	(3,396)	(30,783)
Net increase in shares outstanding	1,813	27,821
Shares outstanding at beginning of period	37,099	9,278
Shares outstanding at end of period	38,912	37,099

Institutional Class
Shares sold	47,175	280,934
Shares reinvested	35,062	—
Shares redeemed	(225,552)	(157,821)
Net increase (decrease) in shares outstanding	(143,315)	123,113
Shares outstanding at beginning of period	574,813	451,700
Shares outstanding at end of period	431,498	574,813

See accompanying notes to financial statements.

10

Q3 ALL-WEATHER TACTICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022	Year Ended November 30,
	(Unaudited)	2021 (a)
FROM OPERATIONS
Net investment loss	$(601,506)	$(831,293)
Net realized gains (losses) from investment transactions	(23,790,864)	11,808,355
Net increase from payment by Adviser due to the disposal of investments in violation of investment restrictions (Note 4)	—	0
Net change in unrealized appreciation (depreciation) on investments	(16,284,295)	12,013,498
Net increase (decrease) in net assets resulting from operations	(40,676,665)	22,990,560

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	(81,800)	(13,014)
Institutional Class	(10,837,041)	(5,413,223)
C Class	(250,466)	—
Decrease in net assets from distributions to shareholders	(11,169,307)	(5,426,237)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	94,715	1,943,772
Net asset value of shares issued in reinvestment of distributions to shareholders	81,347	12,922
Payments for shares redeemed	(73,426)	(1,145,625)
Net increase in Investor Class net assets from capital share transactions	102,636	811,069

Institutional Class
Proceeds from shares sold	65,722,797	105,917,317
Net asset value of shares issued in reinvestment of distributions to shareholders	10,595,038	5,260,413
Payments for shares redeemed	(89,040,787)	(51,538,011)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(12,722,952)	59,639,719

C Class
Proceeds from shares sold	1,520,626	3,274,546
Net asset value of shares issued in reinvestment of distributions to shareholders	149,400	—
Payments for shares redeemed	(459,403)	(201,356)
Net increase in C Class net assets from capital share transactions	1,210,623	3,073,190

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,255,665)	81,088,301

NET ASSETS
Beginning of period	153,146,788	72,058,487
End of period	$89,891,123	$153,146,788

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (March 18, 2021) through November 30, 2021.

See accompanying notes to financial statements.

11

Q3 ALL-WEATHER TACTICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended May 31, 2022	Year Ended November 30,
	(Unaudited)	2021 (a)
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	7,836	152,382
Shares reinvested	6,466	1,109
Shares redeemed	(7,082)	(89,142)
Net increase in shares outstanding	7,220	64,349
Shares outstanding at beginning of period	78,891	14,542
Shares outstanding at end of period	86,111	78,891

Institutional Class
Shares sold	6,045,170	8,437,224
Shares reinvested	829,682	448,841
Shares redeemed	(8,454,570)	(4,059,270)
Net increase (decrease) in shares outstanding	(1,579,718)	4,826,795
Shares outstanding at beginning of period	10,785,817	5,959,022
Shares outstanding at end of period	9,206,099	10,785,817

C Class
Shares sold	131,923	254,362
Shares reinvested	11,848	—
Shares redeemed	(44,366)	(15,547)
Net increase in shares outstanding	99,405	238,815
Shares outstanding at beginning of period	238,815	—
Shares outstanding at end of period	338,220	238,815

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (March 18, 2021) through November 30, 2021.

See accompanying notes to financial statements.

12

Q3 ALL-WEATHER SECTOR ROTATION FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022		Year Ended November 30,	Period Ended November 30,
	(Unaudited)		2021	2020 (a)
Net asset value at beginning of period	$10.48		$9.92	$10.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.05)		(0.17)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.40)		0.73	0.06	(d)
Total from investment operations	(0.45)		0.56	(0.08)

Less distributions from:
Net realized gains	(0.64)		—	—

Net asset value at end of period	$9.39		$10.48	$9.92

Total return (e)	(4.85	%)(f)	5.65%	(0.80	%)(f)

Net assets at end of period (000’s)	$365		$389	$92

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	5.66	%(h)	5.30%	9.35	%(h)
Ratio of net expenses to average net assets (g)(i)	2.19	%(h)	2.19%	2.19	%(h)
Ratio of net investment loss to average net assets (c)(g)(i)	(1.06	%)(h)	(1.53%)	(1.67	%)(h)
Portfolio turnover rate	260	%(f)	441%	523	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

13

Q3 ALL-WEATHER SECTOR ROTATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022		Year Ended November 30,	Period Ended November 30,
	(Unaudited)		2021	2020 (a)
Net asset value at beginning of period	$10.52		$9.94	$10.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.04)		(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.39)		0.71	0.05	(d)
Total from investment operations	(0.43)		0.58	(0.06)

Less distributions from:
Net realized gains	(0.64)		—	—

Net asset value at end of period	$9.45		$10.52	$9.94

Total return (e)	(4.63	%)(f)	5.83%	(0.60	%)(f)

Net assets at end of period (000’s)	$4,077		$6,048	$4,491

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	4.71	%(h)	4.20%	6.10	%(h)
Ratio of net expenses to average net assets (g)(i)	1.94	%(h)	1.94%	1.94	%(h)
Ratio of net investment loss to average net assets (c)(g)(i)	(0.76	%)(h)	(1.19%)	(1.31	%)(h)
Portfolio turnover rate	260	%(f)	441%	523	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

14

Q3 ALL-WEATHER TACTICAL FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022		Year Ended November 30,		Period Ended November 30,
	(Unaudited)		2021		2020 (a)
Net asset value at beginning of period	$13.61		$12.01		$10.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.10)		(0.22)		(0.18)
Net realized and unrealized gains (losses) on investments	(3.35)		2.71		2.19
Total from investment operations	(3.45)		2.49		2.01

Less distributions from:
Net realized gains	(0.99)		(0.89)		—

Net asset value at end of period	$9.17		$13.61		$12.01

Total return (d)	(27.33	%)(f)	21.97	%(e)	20.10	%(f)

Net assets at end of period (000’s)	$789		$1,074		$175

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	2.23	%(h)	2.78%		5.13	%(h)
Ratio of net expenses to average net assets (g)(i)	2.19	%(h)	2.19%		2.19	%(h)
Ratio of net investment loss to average net assets (c)(g)(i)	(1.73	%)(h)	(1.71%)		(1.81	%)(h)
Portfolio turnover rate (j)	1651	%(f)	1639%		3078	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(e)	During the year ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(j)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was therefore traded frequently.

See accompanying notes to financial statements.

15

Q3 ALL-WEATHER TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022		Year Ended November 30,		Period Ended November 30,
	(Unaudited)		2021		2020 (a)
Net asset value at beginning of period	$13.80		$12.06		$10.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.05)		(0.09)		(0.11)
Net realized and unrealized gains (losses) on investments	(3.42)		2.72		2.17
Total from investment operations	(3.47)		2.63		2.06

Less distributions from:
Net realized gains	(0.99)		(0.89)		—

Net asset value at end of period	$9.34		$13.80		$12.06

Total return (d)	(27.08	%)(f)	23.10	%(e)	20.60	%(f)

Net assets at end of period (000’s)	$85,999		$148,813		$71,884

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.31	%(h)	1.32%		1.55	%(h)
Ratio of net investment loss to average net assets (c)(g)	(0.90	%)(h)	(0.73%)		(1.10	%)(h)
Portfolio turnover rate (i)	1651	%(f)	1639%		3078	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	During the year ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was therefore traded frequently.

See accompanying notes to financial statements.

16

Q3 ALL-WEATHER TACTICAL FUND

C SHARE CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022		Period Ended November 30,
	(Unaudited)		2021 (a)
Net asset value at beginning of period	$13.65		$11.53

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.11)		(0.22)
Net realized and unrealized gains (losses) on investments	(3.37)		2.34
Total from investment operations	(3.48)		2.12

Less distributions from:
Net realized gains	(0.99)		—

Net asset value at end of period	$9.18		$13.65

Total return (d)	(27.47	%)(f)	18.39	%(e)(f)

Net assets at end of period (000’s)	$3,103		$3,260

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	2.58	%(h)	2.72	%(h)
Ratio of net investment loss to average net assets (c)(g)	(2.11	%)(h)	(2.42	%)(h)
Portfolio turnover rate (i)	1651	%(f)	1639	%(j)

(a)	Represents the period from the commencement of operations (March 18, 2021) through November 30, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	During the year ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.

(j)	Represents the year ended November 30, 2021.

See accompanying notes to financial statements.

17

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Unaudited)

1. Organization

Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019.

Q3 All-Weather Sector Rotation Fund seeks to achieve long-term growth of capital.

Q3 All-Weather Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Weather Sector Rotation Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment) and Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $500,000 initial investment). The Q3 All-Weather Tactical Fund offers three classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment), Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $500,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such

18

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of May 31, 2022:

Q3 All-Weather Sector Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,748,571	$—	$—	$3,748,571
Money Market Funds	683,791	—	—	683,791
Total	$4,432,362	$—	$—	$4,432,362

Q3 All-Weather Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,742,890	$—	$—	$30,742,890
Money Market Funds	89,152,908	—	—	89,152,908
Total	$119,895,798	$—	$—	$119,895,798

19

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2022.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2022 and November 30, 2021 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Q3 All-Weather Sector Rotation Fund	5/31/2022	$353,795	$36,048	$389,843
	11/30/2021	$—	$—	$—
Q3 All-Weather Tactical Fund	5/31/2022	$11,169,307	$—	$11,169,307
	11/30/2021	$5,426,237	$—	$5,426,237

20

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2021:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
Tax cost of portfolio investments	$6,665,516	$124,288,428
Gross unrealized appreciation	$194,876	$15,069,480
Gross unrealized depreciation	(419,972)	(497,260)
Net unrealized appreciation (depreciation)	(225,096)	14,572,220
Undistributed ordinary income	353,750	11,170,328
Undistributed long-term gains	36,047	—
Accumulated earnings	$164,701	$25,742,548

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2022 is as follows:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
Tax cost of portfolio investments	$4,284,041	$128,788,666
Gross unrealized appreciation	$227,293	$—
Gross unrealized depreciation	(78,972)	(8,892,868)
Net unrealized appreciation (depreciation)	$148,321	$(8,892,868)

21

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Q3 All-Weather Tactical Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

For the six months ended May 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $14,813,706 and $17,145,928, respectively, for Q3 All-Weather Sector Rotation Fund and $1,618,774,918 and $1,675,232,829, respectively, for Q3 All-Weather Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by Q3 Asset Management Corporation (the “Adviser”) pursuant to the terms of an Investment Management Agreement. Each Fund pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the six months ended May 31, 2022, the Adviser earned $29,191 and $645,607 of fees under the Investment Management Agreement for Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2023, to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

Investor Class	Institutional Class	C Class
2.19%	1.94%	2.94%

22

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Accordingly, during the six months ended May 31, 2022, the Adviser reduced its advisory fees by $76,792 and reimbursed other operating expenses of $5,278 for Q3 All-Weather Sector Rotation Fund. In addition, the Adviser reimbursed other operating expenses of $195 for Q3 All-Weather Tactical Fund.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2022, the Adviser may seek repayment of expense reimbursements no later than the dates below:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
November 30, 2023	$131,727	$2,870
November 30, 2024	142,395	3,230
May 31, 2025	82,070	195
Total	$356,192	$6,295

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund and C Class shares of Q3 All-Weather Tactical Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund and C Class shares of Q3 All-Weather Tactical Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant

23

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and 1.00% of the Q3 All-Weather Tactical Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2022, the Investor Class shares of Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund incurred $482 and $1,206, respectively, and the C Class shares of Q3 All-Weather Tactical Fund incurred $17,089 of distribution fees under the Plan.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Funds. The Administrative Service Plan allows the Funds to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Institutional Shares. During the six months ended May 31, 2022, no fees were incurred by the Funds under the Administrative Service Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

24

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2022, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Q3 All-Weather Sector Rotation Fund - Investor Class
E*TRADE Savings Bank (for the benefit of its customers)	66%
Q3 All-Weather Sector Rotation Fund - Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	36%
TD Ameritrade, Inc. (for the benefit of its customers)	26%
Q3 All-Weather Tactical Fund - Investor Class
E*TRADE Savings Bank (for the benefit of its customers)	61%
Q3 All-Weather Tactical Fund - Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	44%
TD Ameritrade, Inc. (for the benefit of its customers)	43%
Q3 All-Weather Tactical Fund - C Class
Pershing, LLC (for the benefit of its customers)	88%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2022, Q3 All-Weather Sector Fund and Q3 All-Weather Tactical Fund did not incur any borrowing cost by the custodian.

6. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2022, Q3 All-Weather Sector Rotation Fund had 84.4% of the value of its net assets invested in ETFs. As of May 31, 2022, Q3 All-Weather Tactical Fund had 34.2% of the value of its net assets invested in ETFs.

25

Q3 ALL-WEATHER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of May 31, 2022, Q3 All-Weather Sector Rotation Fund had 32.7% of the value of its net assets invested in bonds in the U.S. Fixed Income sector.

8. Investments in Money Markets Fund

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, a Fund may at times invest a significant portion of its assets in shares of a money market fund. As of May 31, 2022, Q3 All-Weather Tactical Fund had 99.2% of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. While investor losses in money market funds have been rare, they are possible. A Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for the money market fund held can be found at www.sec.gov.

9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

26

Q3 ALL-WEATHER FUNDS

ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2021) and held until the end of the period (May 31, 2022).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

27

Q3 ALL-WEATHER FUNDS

ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Net Expense Ratio (a)	Expenses Paid During Period (b)
Q3 All-Weather Sector Rotation Fund

Investor Class
Based on Actual Fund Return	$1,000.00	$951.50	2.19%	$10.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.01	2.19%	$11.00
Institutional Class
Based on Actual Fund Return	$1,000.00	$953.70	1.94%	$9.45
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.26	1.94%	$9.75

Q3 All-Weather Tactical Fund

Investor Class
Based on Actual Fund Return	$1,000.00	$726.70	2.19%	$9.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.01	2.19%	$11.00
Institutional Class
Based on Actual Fund Return	$1,000.00	$729.20	1.31%	$5.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.40	1.31%	$6.59
C Class
Based on Actual Fund Return	$1,000.00	$725.30	2.58%	$11.10
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.07	2.58%	$12.94

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), for Actual and Hypothetical Return information, respectively.

28

Q3 ALL-WEATHER FUNDS

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-784-2399. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Funds’ website at www.Q3AllWeatherfunds.com.

29

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE Q3 ALL-WEATHER SECTOR ROTATION FUND AND THE Q3 ALL-WEATHER TACTICAL FUND (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number
	■	Assets
	■	Retirement Assets
	■	Transaction History
	■	Checking Account Information
	■	Purchase History
	■	Account Balances
	■	Account Transactions
	■	Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-784-2399

30

Who we are
Who is providing this notice?	Q3 All-Weather Sector Rotation Fund Q3 All-Weather Tactical Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?	We collect your personal information, for example, when you
	■	Open an account
	■	Provide account information
	■	Give us your contact information
	■	Make deposits or withdrawals from your account
	■	Make a wire transfer
	■	Tell us where to send the money
	■	Tell us who receives the money
	■	Show your government-issued ID
	■	Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	Affiliates from using your information to market to you
	■	Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Q3 Asset Management Corporation, the investment adviser to the Funds, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
	■	The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	The Funds do not jointly market.

31

Q3-SAR-22

32

U.S. VALUE ETF

(USVT)

Semi-Annual Report

May 31, 2022

(Unaudited)

U.S. VALUE ETF	May 31, 2022
LETTER TO SHAREHOLDERS	(Unaudited)

Dear Fellow Shareholders,

Enclosed is the Semi-Annual Report to shareholders of U.S. Value ETF (“USVT”). We are excited to report on our progress and to thank you for your investment.

U.S Value ETF

U.S. Value ETF is designed for those seeking value exposure through a passive management process. USVT aims to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index (the “Index”). The Index, developed by Lyrical Asset Management LP, seeks to represent a deep value investing program and its related benefits. The Index draws on proprietary investment screens which identify a 200-stock, cheapest quintile out of a universe of the top 1,000 US stocks by market capitalization. Cheapness relates to one-year-forward, median analyst projections of price-to-earnings ratios.

In contrast to the most broadly cited “value” indexes, we believe the Index (and, thus, the Fund) benefits from a process that is both straightforward and clearly value-focused. The other indexes suffer from several frailties, including a melding of value factors with anti-growth factors (as if value and growth work in opposition) and including most of the securities in their respective universes.

Since launch on September 13, 2021 through May 31, 2022, USVT has produced a cumulative total return of +10.59%, compared to the +2.20% cumulative total return for the S&P 500® Value Index (the “S&P 500 Value”). For the six months ended May 31, 2022, USVT has produced a total return of +9.75% compared to the total return for the S&P 500 Value of +3.34%. Over this same period, 61% of USVT’s investments have posted gains and 52% outperformed the S&P 500® Value Index.

As of May 31, 2022, the valuation of our portfolio is 7.7 times the next-twelve-months consensus earnings. The S&P 500® Value has a valuation of 15.4 times earnings on this same basis, a premium of 100% over USVT.

We consider this an opportune time for investments into USVT. We believe we are less than two years into a value upcycle, and historically such upcycles have lasted six to ten years,

Thank you for your continued interest and confidence in USVT.

Sincerely,

Lyrical Asset Management LP

1

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the fund carefully before investing. The fund’s prospectus contains this and other important information. To obtain a copy of the fund’s prospectus please visit the fund’s website at www.usvalueetf.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The fund is distributed by Northern Lights Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the fund, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the fund as of May 31, 2022, please see the Schedules of Investments section of this Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

U.S. VALUE ETF

PORTFOLIO INFORMATION

May 31, 2022 (Unaudited)

U.S. Value ETF vs. S&P 500® Index Sector Diversification

(% of Net Assets)
35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
U.S. Value ETF
S&P 500® Index

Top Ten Equity Holdings

% of
Security Description	Net Assets
Antero Resources Corporation	0.6%
HF Sinclair Corporation	0.6%
Coterra Energy, Inc.	0.6%
Western Digital Corporation	0.6%
Marathon Oil Corporation	0.6%
Penske Automotive Group, Inc.	0.6%
Devon Energy Corporation	0.6%
Olin Corporation	0.6%
Phillips 66	0.6%
United Therapeutics Corporation	0.6%

3

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS

May 31, 2022 (Unaudited)

COMMON STOCKS — 97.9%	Shares	Value
Communications — 2.3%
Entertainment Content — 0.4%
Fox Corporation - Class A	600	$21,306

Publishing & Broadcasting — 0.5%
Nexstar Media Group, Inc. - Class A	131	22,954

Telecommunications — 1.4%
AT&T, Inc.	972	20,694
Lumen Technologies, Inc.	2,023	24,761
Verizon Communications, Inc.	438	22,465
		67,920
Consumer Discretionary — 16.5%
Apparel & Textile Products — 1.8%
Capri Holdings Ltd. (a)	483	23,541
Hanesbrands, Inc.	1,623	19,265
PVH Corporation	321	22,749
Tapestry, Inc.	692	23,875
		89,430
Automotive — 3.0%
Autoliv, Inc.	313	25,065
BorgWarner, Inc.	634	25,563
Ford Motor Company	1,541	21,081
General Motors Company (a)	595	23,015
Harley-Davidson, Inc.	623	21,917
Lear Corporation	183	25,795
		142,436
Home & Office Products — 1.0%
Newell Brands, Inc.	1,057	22,662
Whirlpool Corporation	136	25,057
		47,719
Home Construction — 3.7%
DR Horton, Inc.	327	24,574
Fortune Brands Home & Security, Inc.	320	22,192
Lennar Corporation - Class A	309	24,797
Mohawk Industries, Inc. (a)	190	26,877
NVR, Inc. (a)	6	26,704
PulteGroup, Inc.	572	25,889

4

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Consumer Discretionary — 16.5% (Continued)
Home Construction — 3.7% (Continued)
Toll Brothers, Inc.	504	$25,437
		176,470
Leisure Products — 1.0%
Brunswick Corporation	308	23,171
Polaris, Inc.	222	23,654
		46,825
Retail - Discretionary — 5.5%
AutoNation, Inc. (a)	230	27,499
Bath & Body Works, Inc.	508	20,838
Best Buy Company, Inc.	250	20,515
Builders FirstSource, Inc. (a)	384	24,995
Dick’s Sporting Goods, Inc.	229	18,602
Gap, Inc. (The)	1,747	19,269
Hertz Global Holdings, Inc. (a)	1,057	21,214
Kohl’s Corporation	397	16,007
Lithia Motors, Inc.	77	23,444
Macy’s, Inc.	995	23,532
Penske Automotive Group, Inc.	250	28,784
Williams-Sonoma, Inc.	161	20,595
		265,294
Wholesale - Discretionary — 0.5%
LKQ Corporation	513	26,363

Consumer Staples — 1.9%
Food — 0.5%
Tyson Foods, Inc. - Class A	252	22,582

Retail - Consumer Staples — 0.4%
Walgreens Boots Alliance, Inc.	511	22,397

Tobacco & Cannabis — 0.5%
Altria Group, Inc.	429	23,205

Wholesale - Consumer Staples — 0.5%
Bunge Ltd.	197	23,309

Energy — 15.7%
Oil & Gas Producers — 15.7%
Antero Resources Corporation (a)	732	31,387
APA Corporation	562	26,420

5

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Energy — 15.7% (Continued)
Oil & Gas Producers — 15.7% (Continued)
Chesapeake Energy Corporation	254	$24,735
ConocoPhillips	230	25,843
Continental Resources, Inc.	379	25,799
Coterra Energy, Inc.	860	29,524
DCP Midstream, L.P.	678	24,347
Devon Energy Corporation	382	28,612
Diamondback Energy, Inc.	168	25,539
Energy Transfer, L.P.	2,089	24,358
Enterprise Products Partners, L.P.	879	24,102
EOG Resources, Inc.	191	26,159
Exxon Mobil Corporation	271	26,016
HF Sinclair Corporation	605	29,706
Magellan Midstream Partners, L.P.	471	24,351
Marathon Oil Corporation	924	29,041
Matador Resources Company	430	26,187
MPLX, L.P.	693	22,834
Murphy Oil Corporation	559	23,713
Occidental Petroleum Corporation	400	27,724
Ovintiv, Inc.	447	25,028
PDC Energy, Inc.	316	25,008
Phillips 66	277	27,924
Pioneer Natural Resources Company	94	26,126
Plains All American Pipeline, L.P.	2,078	23,668
Range Resources Corporation (a)	735	24,953
Shell Midstream Partners, L.P.	1,620	22,907
Southwestern Energy Company (a)	3,007	27,424
Western Midstream Partners, L.P.	935	25,853
		755,288
Financials — 30.9%
Asset Management — 4.1%
Affiliated Managers Group, Inc.	170	22,715
Ameriprise Financial, Inc.	79	21,825
Apollo Global Management, Inc.	400	23,056
Carlyle Group, Inc. (The)	522	20,113
Franklin Resources, Inc.	874	23,667
Invesco Ltd.	1,081	20,907
Janus Henderson Group plc	682	19,171
Owl Rock Capital Corporation	1,548	20,991
Stifel Financial Corporation	363	23,294
		195,739

6

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Financials — 30.9% (Continued)
Banking — 9.0%
Bank OZK	574	$23,804
Cadence Bank	865	23,121
Citigroup, Inc.	460	24,569
Citizens Financial Group, Inc.	553	22,883
Credicorp Ltd.	144	20,215
East West Bancorp, Inc.	304	22,356
First Citizens BancShares, Inc. - Class A	37	25,914
Huntington Bancshares, Inc.	1,665	23,110
KeyCorp	1,112	22,196
PacWest Bancorp	595	18,790
Popular, Inc.	289	23,614
Regions Financial Corporation	1,129	24,940
Synovus Financial Corporation	514	21,922
Truist Financial Corporation	428	21,289
US Bancorp	438	23,245
Valley National Bancorp	1,870	23,768
Webster Financial Corporation	459	22,532
Wells Fargo & Company	482	22,061
Western Alliance Bancorp	306	24,899
		435,228
Institutional Financial Services — 2.4%
Bank of New York Mellon Corporation (The)	482	22,466
Goldman Sachs Group, Inc. (The)	73	23,860
Jefferies Financial Group, Inc.	723	23,873
Morgan Stanley	277	23,861
State Street Corporation	275	19,935
		113,995
Insurance — 8.1%
Alleghany Corporation (a)	26	21,678
American International Group, Inc.	374	21,946
Arch Capital Group Ltd. (a)	487	23,113
Axis Capital Holdings Ltd.	400	23,428
Equitable Holdings, Inc.	747	22,716
Everest Re Group Ltd.	78	22,035
Hartford Financial Services Group, Inc. (The)	318	23,058
Lincoln National Corporation	363	21,029
MetLife, Inc.	331	22,306

7

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Financials — 30.9% (Continued)
Insurance — 8.1% (Continued)
Old Republic International Corporation	944	$22,580
Primerica, Inc.	173	21,798
Principal Financial Group, Inc.	316	23,046
Prudential Financial, Inc.	201	21,356
Reinsurance Group of America, Inc.	213	26,807
RenaissanceRe Holdings Ltd.	147	22,567
Unum Group	733	26,719
Voya Financial, Inc.	351	24,082
		390,264
Specialty Finance — 7.3%
AerCap Holdings N.V. (a)	472	23,336
AGNC Investment Corporation	1,839	22,491
Air Lease Corporation	545	20,497
Ally Financial, Inc.	546	24,046
Annaly Capital Management, Inc.	3,448	22,791
Capital One Financial Corporation	178	22,759
Credit Acceptance Corporation (a)	43	25,598
Discover Financial Services	211	23,946
Fidelity National Financial, Inc.	522	22,081
First American Financial Corporation	388	23,509
New Residential Investment Corporation	2,250	25,425
OneMain Holdings, Inc.	507	22,338
SLM Corporation	1,349	26,428
Starwood Property Trust, Inc.	990	23,651
Synchrony Financial	647	23,965
		352,861
Health Care — 6.5%
Biotech & Pharma — 5.1%
Bausch Health Companies, Inc. (a)	990	9,623
Bristol-Myers Squibb Company	298	22,484
Gilead Sciences, Inc.	377	24,448
Jazz Pharmaceuticals plc (a)	136	20,356
Merck & Company, Inc.	265	24,388
Moderna, Inc. (a)	144	20,928
Novavax, Inc. - Class A (a)	387	21,413
Organon & Company	636	24,143
Pfizer, Inc.	418	22,171
United Therapeutics Corporation (a)	121	27,871
Viatris, Inc.	2,134	26,184
		244,009

8

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Health Care — 6.5% (Continued)
Health Care Facilities & Services — 1.4%
Cardinal Health, Inc.	388	$21,852
Cigna Corporation	90	24,146
Universal Health Services, Inc. - Class B	159	19,813
		65,811
Industrials — 4.4%
Commercial Support Services — 0.5%
ADT, Inc.	3,226	24,130

Industrial Support Services — 0.9%
AMERCO	42	20,579
WESCO International, Inc. (a)	192	24,112
		44,691
Machinery — 0.9%
CNH Industrial N.V.	1,585	23,664
Stanley Black & Decker, Inc.	165	19,584
		43,248
Transportation & Logistics — 1.6%
FedEx Corporation	113	25,377
Knight-Swift Transportation Holdings, Inc.	500	24,320
ZIM Integrated Shipping Services Ltd.	386	24,577
		74,274
Transportation Equipment — 0.5%
Cummins, Inc.	117	24,467

Materials — 10.2%
Chemicals — 4.6%
Celanese Corporation	163	25,513
CF Industries Holdings, Inc.	219	21,631
Dow, Inc.	376	25,560
Eastman Chemical Company	215	23,684
Huntsman Corporation	671	24,324
LyondellBasell Industries N.V. - Class A	229	26,163
Mosaic Company (The)	323	20,236
Olin Corporation	428	28,159
Westlake Corporation	203	26,818
		222,088
Construction Materials — 0.5%
Owens Corning	276	26,380

9

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Materials — 10.2% (Continued)
Containers & Packaging — 2.0%
Berry Global Group, Inc. (a)	412	$24,032
Graphic Packaging Holding Company	1,113	24,775
International Paper Company	508	24,613
WestRock Company	498	24,148
		97,568
Forestry, Paper & Wood Products — 0.6%
Louisiana-Pacific Corporation	401	27,693

Metals & Mining — 0.7%
Alcoa Corporation	268	16,541
Cleveland-Cliffs, Inc. (a)	734	17,014
		33,555
Steel — 1.8%
Nucor Corporation	152	20,134
Reliance Steel & Aluminum Company	129	25,077
Steel Dynamics, Inc.	276	23,565
United States Steel Corporation	637	15,970
		84,746
Technology — 7.9%
Semiconductors — 1.9%
Amkor Technology, Inc.	1,188	24,282
Micron Technology, Inc.	314	23,186
Qorvo, Inc. (a)	201	22,462
Skyworks Solutions, Inc.	187	20,359
		90,289
Technology Hardware — 5.0%
Arrow Electronics, Inc. (a)	206	24,854
Dell Technologies, Inc. - Class C	483	24,121
Flex Ltd. (a)	1,346	22,976
Hewlett Packard Enterprise Company	1,441	22,480
HP, Inc.	576	22,372
Jabil, Inc.	401	24,670
NCR Corporation (a)	606	21,022
Seagate Technology Holdings plc	267	22,607
TD SYNNEX Corporation	233	24,197
Western Digital Corporation (a)	482	29,252
		238,551

10

U.S. VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Technology — 7.9% (Continued)
Technology Services — 1.0%
DXC Technology Company (a)	758	$26,697
Western Union Company (The) (a)	1,223	22,185
		48,882
Utilities — 1.6%
Electric Utilities — 1.0%
NRG Energy, Inc.	591	27,209
PG&E Corporation (a)	1,869	22,802
		50,011
Gas & Water Utilities — 0.6%
UGI Corporation	635	27,140

Investments at Value — 97.9% (Cost $4,585,624)		$4,709,118

Other Assets in Excess of Liabilities — 2.1%		101,893

Net Assets — 100.0%		$4,811,011

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

11

U.S. VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2022 (Unaudited)

ASSETS
Investments in securities:
At cost	$4,585,624
At value (Note 2)	$4,709,118
Cash	93,886
Receivable from Adviser (Note 4)	14,549
Dividends receivable	10,193
Tax reclaims receivable	3
Total assets	4,827,749

LIABILITIES
Payable to administrator (Note 4)	5,167
Other accrued expenses and liabilities	11,571
Total liabilities	16,738

NET ASSETS	$4,811,011

NET ASSETS CONSIST OF:
Paid-in capital	$4,516,274
Accumulated earnings	294,737
NET ASSETS	$4,811,011

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	175,000

Net asset value, offering price and redemption price per share (Note 2)	$27.49

See accompanying notes to financial statements.

12

U.S. VALUE ETF

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income	$55,828
Foreign withholding taxes on dividends	(1,700)
Total investment income	54,128

EXPENSES
Administration fees (Note 4)	25,103
Custody fees	13,307
Legal fees	11,563
Trustees’ fees and expenses (Note 4)	9,126
Investment advisory fees (Note 4)	8,023
Audit and tax services fees	7,609
Printing of shareholder reports	7,414
Compliance fees (Note 4)	6,000
Transfer agent fees	5,719
Registration and filing fees	4,605
Other expenses	12,640
Total expenses	111,109
Less fees reduced and expenses reimbursed by Adviser (Note 4)	(102,350)
Net expenses	8,759

NET INVESTMENT INCOME	45,369

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	129,845
Foreign currency transactions	17
Net change in unrealized appreciation (depreciation) on investments	191,240
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	321,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$366,471

See accompanying notes to financial statements.

13

U.S. VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022	Period Ended November 30,
	(Unaudited)	2021(a)
FROM OPERATIONS
Net investment income	$45,369	$10,592
Net realized gains from:
Investments	129,845	4,107
Foreign currency transactions	17	—
Net change in unrealized appreciation (depreciation) on investments	191,240	(67,746)
Net increase (decrease) in net assets resulting from operations	366,471	(53,047)

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(18,687)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	1,314,788	3,201,486

TOTAL INCREASE IN NET ASSETS	1,662,572	3,148,439

NET ASSETS
Beginning of period	3,148,439	—
End of period	$4,811,011	$3,148,439

SHARE TRANSACTIONS
Shares issued	50,000	125,000
Net increase in shares outstanding	50,000	125,000
Shares outstanding at beginning of period	125,000	—
Shares outstanding at end of period	175,000	125,000

(a)	Represents the period from the commencement of operations (September 14, 2021) through November 30, 2021.

See accompanying notes to financial statements.

14

U.S. VALUE ETF

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2022 (Unaudited)		Period Ended Nov. 30, 2021 (a)
Net asset value at beginning of period	$25.19		$25.00

Income from investment operations:
Net investment income (b)	0.34		0.13
Net realized and unrealized gains on investments	2.11		0.06	(c)
Total from investment operations	2.45		0.19

Less distributions to shareholders from:
Net investment income	(0.15)		—

Net asset value at end of period	$27.49		$25.19
Market price at end of period	$27.49		$25.21

Total return (d)	9.75	%(e)	0.76	%(e)
Total return at market (f)	9.66	%(e)	0.84	%(e)

Net assets at end of period (000’s)	$4,811		$3,148

Ratios/supplementary data:
Ratio of total expenses to average net assets	6.22	%(g)	10.04	%(g)
Ratio of net expenses to average net assets (h)	0.49	%(g)	0.49	%(g)
Ratio of net investment income to average net assets (h)	2.54	%(g)	2.31	%(g)
Portfolio turnover rate (i)	42	%(e)	23	%(e)

(a)	Represents the period from the commencement of operations (September 14, 2021) through November 30, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

15

U.S. VALUE ETF

FINANCIAL HIGHLIGHTS (Continued)

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and expense reimbursements (Note 4).

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

16

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Unaudited)

1. Organization

U.S. Value ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”.) The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts that differ from a Creation Unit.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse

17

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,709,118	$—	$—	$4,709,118
Total	$4,709,118	$—	$—	$4,709,118

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2022.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

18

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the period ended May 31, 2022 was ordinary income. There were no distributions paid to shareholders during the period ended November 30, 2021.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2021, the Fund’s most recent fiscal year end:

Tax cost of portfolio investments	$3,186,846
Gross unrealized appreciation	$100,899
Gross unrealized depreciation	(166,876)
Net unrealized depreciation	(65,977)
Undistributed ordinary income	12,751
Undistributed long-term capital gains	179
Accumulated deficit	$(53,047)

19

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost and unrealized appreciation (depreciation) as of May 31, 2022 is as follows:

Tax cost of portfolio investments	$4,583,855
Gross unrealized appreciation	$358,942
Gross unrealized depreciation	(233,679)
Net unrealized depreciation	$125,263

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to adjustments to basis on passive foreign investment companies, publicly traded partnerships and real estate investment trusts.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended May 31, 2022, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $1,491,321 and $1,493,296. Purchases and sales of in-kind transactions for the six months ended May 31, 2022 amounted to $1,269,186 and $0. There were no realized gains from in-kind transactions during the six months ended May 31, 2022.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Lyrical Asset Management L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.45% of average daily net assets. During the six months ended May 31, 2022, the Adviser earned $8,023 of fees under the Investment Advisory Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until July 30, 2023, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund

20

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.49% of the average daily net assets of the Fund’s shares.

Accordingly, during the six months ended May 31, 2022, the Adviser did not collect any of its investment advisory fees from the Fund and reimbursed other operating expenses of $94,327.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2022, the Adviser may seek repayment of advisory fee reductions and expense reimbursements no later than the dates below:

November 30, 2024	May 31, 2025	Total
$43,752	$102,350	$146,102

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and compliance services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

21

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Capital Share Transactions

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants (“APs”) or transactions done through an Authorized Participant (“AP”) are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended May 31, 2022, the Fund received $1,600 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Change for Cash Purchases*
$800	2.00%*

*	As a percentage of the amount invested.

6. Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and a shareholder could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares

22

U.S. VALUE ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2022, the Fund had 30.9% of the value of its net assets invested in stocks within the Financials sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

23

U.S. VALUE ETF

ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including commissions on trading, as applicable; and (2) ongoing costs, including investment advisory fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2021) and held until the end of the period (May 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

24

U.S. VALUE ETF

ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	December 1, 2021	May 31, 2022	Expense Ratio (a)	Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,097.50	0.49%	$2.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.49	0.49%	$2.47

(a)	Annualized, based on Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

25

U.S. VALUE ETF

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-825-8383, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling toll-free 1-833-825-8383, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-833-825-8383. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.usvalueetf.com.

26

(b). Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant's Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President

Date		July 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	July 28, 2022

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	July 28, 2022

* Print the name and title of each signing officer under his or her signature.